ACQUISITIONS - Income Producing Properties - Additional Information (Details) € in Millions, a in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Sep. 01, 2020 CAD ($)	Sep. 01, 2020 EUR (€)	Dec. 31, 2020 CAD ($) a	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 EUR (€)	Sep. 28, 2020 CAD ($)
Disclosure of detailed information about business combination [line items]
Total acquisition cost				$ 857,939,000				$ 1,000,618,000
Construction costs			$ 12,400,000			$ 12,400,000	€ 8.1
Sqaure feet land used for expansion | a			0.1
Income-producing properties
Disclosure of detailed information about business combination [line items]
Investment Properties Transaction Costs Recognised As on Acquisition Date				21,500		15,200
Payment of tenant allowance as part of property purchase	$ 6,800,000	€ 4.4		8,100,000	$ 6.3
Pooler GA
Disclosure of detailed information about business combination [line items]
Total acquisition cost			$ 105,373,000	$ 85,539,000		$ 105,373,000